Annual Fund Operating Expenses	Mar. 27, 2025
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 31, 2026
Thompson LargeCap Fund | Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.99%
Thompson MidCap Fund | Thompson MidCap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 31, 2026
Thompson MidCap Fund | Thompson MidCap Fund | Thompson MidCap Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.23%)	[2]
Net Expenses (as a percentage of Assets)	1.15%
Thompson Bond Fund | Thompson Bond Fund | Thompson Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.74%

[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2026, so that the annual operating expenses of the Fund do not exceed 0.99% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.
[2]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2026, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.